CATALYST FUNDS

May 23, 2011

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   Catalyst Funds

Post Effective Amendment No. 55 to the Registration Statement on Form N-1A
(File No. 333-132541, CIK No. 0001355064)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the Catalyst Funds (the “Trust”), on behalf of the AmericaFirst Defensive Growth Fund, AmericaFirst Income Trends Fund, AmericaFirst Absolute Return Fund and AmericaFirst Quantitative Strategies Fund, each a series of the Trust (collectively, the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act and on behalf of the Trust, I certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act for the Funds would not have differed from that contained in Post-Effective Amendment No. 55 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on May 20, 2011 and became effective on May 21, 2011.

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725.

Very truly yours,

/s/ David F. Ganley

David F. Ganley

Secretary

cc:   JoAnn M. Strasser, Esq.